SCHEDULE OF PROMISSORY NOTES (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Defined Benefit Plan Disclosure [Line Items]
Promissory Note to related party		$ 591,170	$ 487,790
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Promissory Note to related party		$ 591,170